Intangible assets - Other intangible assets - Breakdown (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Intangible assets - Other intangible assets
Other intangible assets	$ 6,310	$ 5,226
Intangible assets with restricted title or pledged as security for liabilities	0	0
Gross carrying amount
Intangible assets - Other intangible assets
Other intangible assets	13,753	10,789	$ 8,219
Accumulated depreciation and amortization
Intangible assets - Other intangible assets
Other intangible assets	$ (7,443)	$ (5,563)
IT developments
Intangible assets - Other intangible assets
Estimated useful life	3 years	3 years
Other intangible assets	$ 6,246	$ 5,154
IT developments | Gross carrying amount
Intangible assets - Other intangible assets
Other intangible assets	13,666	10,702
IT developments | Accumulated depreciation and amortization
Intangible assets - Other intangible assets
Other intangible assets	$ (7,420)	$ (5,548)
Other intangibles
Intangible assets - Other intangible assets
Estimated useful life	10 years	10 years
Other intangible assets	$ 64	$ 72
Other intangibles | Gross carrying amount
Intangible assets - Other intangible assets
Other intangible assets	87	87
Other intangibles | Accumulated depreciation and amortization
Intangible assets - Other intangible assets
Other intangible assets	$ (23)	$ (15)